Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 454,641	[1]	$ 456,479	[1]
Unbilled receivables	242,616		219,906
Less - allowance for doubtful accounts	(9,128)		(6,861)
Trade and unbilled receivables, net	688,129		669,524
Includes receivables due from affiliated companies	20,623		20,030
Israeli Ministry Of Defense [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 417,536		$ 404,104

[1]	Includes receivables due from affiliated companies